Supplementary Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Trade:
Open accounts	$ 1,098	$ 2,488
Less - allowance for doubtful accounts	0	(245)	$ 0	$ 0
Trade	$ 1,098	$ 2,243